Average Annual Total Returns - VIPFreedomLifetimeIncomeFunds-InvestorComboPRO - VIPFreedomLifetimeIncomeFunds-InvestorComboPRO - VIP Freedom Lifetime Income III Portfolio	Apr. 30, 2025
VIP Freedom Lifetime Income III Portfolio | Return Before Taxes
Average Annual Return:
Past 1 year	7.80%
Past 5 years	5.24%
Past 10 years	6.11%
LB001
Average Annual Return:
Past 1 year	1.25%
Past 5 years	(0.33%)
Past 10 years	1.35%
F0802
Average Annual Return:
Past 1 year	8.30%
Past 5 years	4.99%
Past 10 years	6.04%